Earnings Per Share - Reconciliation of Earnings Used for Earnings per Share Calculations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Earnings attributable to common shareholders	$ 1,395	$ 3,098
Less: Dividends declared on preference shares	(2)	(2)
Earnings used in consolidated earnings per share	1,393	3,096
Less: Loss (earnings) from discontinued operations, net of tax	3	(2,093)
Earnings used in earnings per share from continuing operations	$ 1,396	$ 1,003